Schedule of Remaining Contractual Maturities of Operating Lease Liabilities (Details) - Dec. 31, 2024	USD ($)	HKD ($)
Leases
2024	$ 191,176	$ 1,485,000
2025	15,931	123,750
Total future lease payments	207,107	1,608,750
Less: imputed interest	(5,771)	(44,834)
Present value of operating lease liabilities	$ 201,336	$ 1,563,916